Unusual Items - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011 Senior Credit Facility [Member]	Nov. 30, 2010 Senior Credit Facility [Member]	May 31, 2012 9.5% Senior Subordinated Notes [Member]	Nov. 30, 2012 9.5% Senior Subordinated Notes [Member]	Nov. 30, 2010 9.5% Senior Subordinated Notes [Member]	Nov. 30, 2011 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2010 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2011 2.25% Convertible Subordinated Debentures [Member] Minimum [Member]	Nov. 30, 2011 2.25% Convertible Subordinated Debentures [Member] Maximum [Member]
Unusual or Infrequent Item [Line Items]
Legal settlement charges		$ 0.5
Realized (gains)/losses and interest			(0.1)	0.4	0.7	0.8	0.9
Debt instrument amount redeemed					75.0					75.0	75.0
Debt instrument interest rate stated percentage										9.50%	9.50%	9.50%	2.25%	2.25%
Redemption price principal amount					100.00%					100.00%	100.00%
Write-off deferred financing costs										0.4
Expenses incurred related to business acquisition	6.4		11.8		11.6
Internal labor cost			1.1		2.0
Realized loss on failure to register with SEC					0.7	0.8	0.9
Write-off deferred financing costs											0.4	0.4		0.4
Charges related to legal settlement						3.3
Debentures repurchased, principal amount													22.0
Debentures Price range															99.00%	99.60%
Loss on repurchase of debentures												(0.9)	0.2	(0.3)
Loss on bank amendment						1.3	0.7	1.3	0.7
Executive severance agreements							1.4
Estimated unrecoverable cost related to legal matters							1.9
Gain on legal settlement							$ 2.7